UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville,
Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court
Naperville, Illinois
60563-2787
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: November 1, 2009 through April 30, 2010

ITEM 1.	REPORTS TO SHAREHOLDERS

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270. 30e-1).

CALAMOS®

Investment strategies for your serious money®

Calamos Convertible and High Income Fund (CHY)

Semiannual Report April 30, 2010

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Calamos Investments: Expertise and Foresight

Since our founding in 1977, Calamos Investments has been committed to addressing the investment needs of individual and institutional investors. For more than 30 years, clients have admired our adherence to a single investment approach: to seek a proper balance between risks and opportunities. Much of our success is due to our consistent application of our core belief when it comes to investment management: one-team, one-process. A single team of investment professionals analyzes the entire capital structure of a company prior to selecting individual securities for the portfolios. The versatility of our approach, our disciplined focus on risk management, and our goal of consistently achieving superior returns for our clients are three pillars that support our ongoing prosperity. Leveraging founder John P. Calamos, Sr.’s expertise in the complex convertible market, the company has evolved from a small boutique manager into a global, growth-focused investment firm that offers multiple investment vehicles across equity, fixed-income and alternative strategies.

We invite you to review our semiannual report.

  TABLE OF CONTENTS

Letter to Shareholders	1

Investment Team Commentary	4

Schedule of Investments	6

Statement of Assets and Liabilities	15

Statement of Operations	16

Statements of Changes In Net Assets	17

Statement of Cash Flows	18

Notes to Financial Statements	19

Financial Highlights	29

Report of Independent Registered Public Accounting Firm	30

About Closed-End Funds	33

Level Rate Distribution Policy and Automatic Dividend Reinvestment Plan	34

The Calamos Investments Advantage	35

Calamos Closed-End Funds	36

Letter to Shareholders

About the Fund

•	The Fund’s dynamic asset allocation approach and broad investment universe provides enhanced opportunities to pursue income and total returns.

•	Invests primarily in securities of U.S. issuers.

Dear current and prospective shareholders:

Since 1977, our experience and the evolution of our one-team, one-process approach to investing have continued to meet the investment needs of our individual and institutional investors through many uncertain times and volatile markets. Our goal is to find the optimal balance between opportunity and risk, allowing our investors to take advantage of market gains while minimizing the impact of downward markets. At Calamos Investments, a single team of experts manages all of our strategies including equity, fixed-income and alternative strategies. Our unique process allows us to dynamically invest in a combination of asset classes where we see opportunity.

In 1985, we created our first mutual Fund and one of the first convertible securities mutual Funds by utilizing our experience managing institutional portfolios. Over the years, we have built upon that experience to create many investment strategies in open-end and closed-end Fund formats. Beginning in 1996, we began offering global investment strategies to capitalize on investment opportunities around the world.

In 2002, we launched our first closed-end Fund to great success. Closed-end Funds are long-term investments, the majority of which focus on providing monthly distributions, but there are important differences among individual closed-end Funds.

Today, we manage a total of five closed-end Funds. While each closed-end Fund has a different risk profile, the overall objectives are consistent. Calamos’ closed-end Funds can be grouped into two broad categories: enhanced fixed-income Funds and total return Funds. Each of our closed-end Funds invests in a combination of asset classes, maintaining the potential for capital appreciation and providing sources of income.

Enhanced Fixed-Income Funds

Portfolios positioned to pursue high current income from investment income and capital gains.

–	Convertible Opportunities and Income Fund (CHI)—invests in high yield and convertible securities, primarily in U.S. markets.

– Convertible and High Income Fund (CHY)—invests in high yield and convertible securities, primarily in U.S. markets.

– Global Dynamic Income Fund (CHW)—invests in equities and higher yielding convertible securities and corporate bonds in both U.S. and non-U.S. markets.

Convertible and High Income Fund Letter to Shareholders SEMIANNUAL REPORT	1

Letter to Shareholders

Total Return Funds

Portfolios positioned to seek current income with increased emphasis on capital gains potential.

–	Global Total Return Fund (CGO)—invests in equities and higher yielding convertible securities and corporate bonds, in both U.S. and non-U.S. markets.

–	Strategic Total Return Fund (CSQ)—invests in equities and higher yielding convertible securities and corporate bonds, primarily in U.S. markets.

Broadly speaking, we continue to favor companies and issuers with stronger balance sheets and the ability to grow without over-relying on the capital markets. We continue to emphasize companies with global leadership positions, well-recognized brands and capable management teams. Our investment process also reflects long-term thematic influences, such as productivity improvements, globalization and infrastructure building.

We believe that the volatility in the markets will continue to be unpredictable; accordingly, our aim is to think globally and be flexible. We have positioned the portfolios in higher quality names relative to the investment universe in which each respective Fund may participate. In regards to equities, while focusing on income and total return objectives, we have favored larger companies that have stronger balance sheets and global revenue streams, which we believe are better positioned to take advantage of opportunities that globalization offers and have the strength to withstand potential market turbulence.

While there are many positive signs in the economic picture, we continue to favor more conservative positioning in convertibles and high yield bonds. Notably, we have maintained an underweight position in the lowest quality credit tier. Over the years, we have relied heavily on our credit process to serve shareholders. We continue to believe that avoiding these speculative credits is prudent risk management, and historically has served our shareholders well. We have conviction that this positioning provides the portfolio with an attractive risk/reward profile in the current market environment.

In this semiannual report you will find a variety of information about the six months ended April 30, 2010 for your review. Enclosed are commentaries from our investment team, a list of portfolio holdings, financial data and highlights, as well as details about the performance and asset allocation.

During the reporting period, the Fund continued to operate in a very low interest rate environment. The environment has been conducive to the prudent use of leverage in the Fund, as we were able to borrow at inexpensive rates and achieve a return greater than the cost of leverage on the invested proceeds. The use of leverage has also been supportive of the Fund’s distribution rate. We plan to continue the judicious use of leverage so long as we believe it will create value for shareholders. Further, we believe that the Fund’s current distribution rate remains very attractive, especially when viewed against other income producing strategies. We and the Fund’s Board of Trustees remain committed to providing a distribution that we believe is generally

2	Convertible and High Income Fund SEMIANNUAL REPORT Letter to Shareholders

Letter to Shareholders

sustainable over the long-term and we will continue to keep a watchful eye on the investment climate to determine an appropriate rate for our shareholders.

We encourage you to call your financial advisor or Calamos Investments at 800.582.6959 to talk further about your individual investments. You may also visit our website at www.calamos/ce.com for more information about our Funds, their objectives and performances, as well as up-to-date market commentary.

Thank you for your confidence and for letting us serve your investment needs both now and in years to come.

Sincerely,

John P. Calamos, Sr.
Chairman, CEO and Co-CIO
Calamos Advisors LLC

This report is for informational purposes only and should not be considered investment advice.

Convertible and High Income Fund Letter to Shareholders SEMIANNUAL REPORT	3

Investment Team Commentary

The Calamos Investment Management Team, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick Calamos, CFA, discusses the Fund’s performance, strategy and positioning during the six-month period ended April 30, 2010.

 TOTAL RETURN*
Common Shares – Inception 5/28/03

	6		Since
	Months	1 Year	Inception**

On Market Price	23.03%	59.63%	8.14%
On NAV	12.32%	47.67%	8.68%
*Total return measures net investment income and net realized gain or loss from portfolio investments, and change in net unrealized appreciation and depreciation, assuming reinvestment of income and net realized gains distributions.
**Annualized since inception.
The objective of the Calamos Convertible and High Income Fund (CHY) is to seek total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below-investment-grade (high yield) fixed-income securities. This Fund’s enhanced fixed-income strategy spans the credit quality range and uses a variety of debt instruments to achieve its objective. The strategy provides an alternative to investment-grade fixed-income instruments. The Fund also has an emphasis on information technology and convertible markets on a net asset value (NAV) basis.

About the Fund

•	The Fund’s dynamic asset allocation approach and broad investment universe provide enhanced opportunities to pursue income and total returns.

•	The Fund utilizes a blend of high yield and convertible securities in seeking to achieve high income.

•	The Fund invests primarily in securities of U.S. issuers.

 SINCE INCEPTION MARKET PRICE AND NAV HISTORY

 SECTOR WEIGHTINGS

Energy	16.9%
Information Technology	15.5
Materials	12.7
Consumer Discretionary	12.7
Financials	10.3
Industrials	10.2
Health Care	7.3
Consumer Staples	5.5
Telecommunication Services	3.4
Utilities	0.5
Sector Weightings are based on managed assets and may vary over time. Sector Weightings exclude any government/sovereign bonds or options on broad market indexes the portfolio may hold.

How did the Fund perform over the reporting period on a NAV Basis basis?

CHY’s NAV total return was a gain of 12.32% for the reporting period, outperforming the Credit Suisse High Yield Bond Index performance of 11.53% but lagging BofA ML Convertible Excluding Mandatories Index performance of 15.88%.

How did the Fund perform over the reporting period on a market price basis?

The return on market price was 23.03% for the six month period ended April 30, 2010. This significantly outperformed both the high yield and convertible indexes

4	Convertible and High Income Fund SEMIANNUAL REPORT Investment Team Commentary

Investment Team Commentary

mentioned above. The Fund realized a significant improvement to the discount (percentage that the Fund’s publicly traded price is relative to NAV), moving from -7.63% discount at the beginning of the period to a premium of 1.17% at the end of the period.

What affected the Fund’s performance over the reporting period?

The Fund’s NAV benefited as high yield bonds and convertible securities, the Fund’s principle investment areas, performed well as investors sought income-producing securities during the reporting period. High yield credit spreads narrowed, indicating a preference for high yield bonds, and ended the period with the average spread trading at 588 basis points according to JP Morgan market data (at the beginning of the period, the spread was 749 basis points). In the convertible market, the reporting period was characterized by significant outperformance of the CCC credit tier of the convertible market. In this uncertain market environment, we have been significantly underweight the CCC rated issuers and this hampered the Fund’s performance.

From a sector perspective, value was added versus the Credit Suisse High Yield Index from an underweight position and issue selection within the health care sector. Value was also added through issue selection in the financials sector. The Fund was held back by an underweight allocation and lagging selection within consumer discretionary as it was the best performing sector in the index for the period. Security selection within the energy and consumer staples sectors also hampered performance.

The Fund is focused on investing in securities that offer a yield or distribution, and that will also potentially offer total return longer term. To help manage risks in this area, and certainly in light of current economic and market conditions, the Fund tends to have a higher quality bias than the broad high yield or convertible markets. While this did somewhat reduce returns as the lowest quality tiers of these markets showed the strongest performance, we continue to protect against volatility and default potential of the lowest grade securities.

What are your current thoughts regarding the Fund’s distribution rate?

The Fund has been operating in a very low interest rate environment as witnessed by the lower relative yields found in the marketplace. The S&P 500 Dividend Yield has been roughly 2%, 10 Year Treasury Bonds were yielding 3.3% and 30 Year Treasuries were yielding 4.2%. As such, we have been pleased with the market price yield of 7.86% at the end of the reporting period. The goal of the level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, contribute significantly to long-term total return.

Convertible and High Income Fund Investment Team Commentary SEMIANNUAL REPORT	5

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (72.0%)
		Consumer Discretionary (13.1%)
4,528,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	$4,369,520
979,000		Boyd Gaming Corp. 7.125%, 02/01/16	881,100
3,916,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	4,013,900
		DISH Network Corp.
6,168,000		7.125%, 02/01/16µ	6,291,360
2,448,000		7.875%, 09/01/19	2,582,640
6,633,000		GameStop Corp.µ 8.000%, 10/01/12	6,914,903
		General Motors Corp.
6,364,000		7.200%, 01/15/11	2,402,410
4,699,000		7.125%, 07/15/13	1,762,125
4,895,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	4,381,025
7,098,000		Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	6,885,060
9,105,000		Hasbro, Inc.µ 6.600%, 07/15/28	9,594,976
1,831,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	2,103,361
1,469,000		J.C. Penney Company, Inc. 7.650%, 08/15/16	1,652,625
7,421,000		Jarden Corp. 7.500%, 05/01/17	7,625,077
3,143,000		Kellwood Company 7.625%, 10/15/17	1,477,210
3,427,000		Liberty Media Corp.µ 8.250%, 02/01/30	3,217,096
959,000		Limited Brands, Inc.† 7.000%, 05/01/20	982,975
127,000		Live Nation Entertainment, Inc.†* 8.125%, 05/15/18	131,128
3,843,000		Mandalay Resort Group 7.625%, 07/15/13	3,434,681
5,708,000		NetFlix, Inc. 8.500%, 11/15/17	6,107,560
		Phillips-Van Heusen Corp.
930,000		8.125%, 05/01/13	948,600
264,000		7.375%, 05/15/20†	271,920
		Royal Caribbean Cruises, Ltd.µ
11,650,000		7.500%, 10/15/27	10,834,500
979,000		7.000%, 06/15/13	1,020,608
		Service Corp. International
8,322,000		7.500%, 04/01/27µ	7,885,095
1,958,000		7.625%, 10/01/18µ	2,011,845
979,000		8.000%, 11/15/21	1,023,055
3,916,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	4,004,110
979,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	1,052,425
8,420,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	8,567,350
1,958,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	2,846,048

			117,276,288

		Consumer Staples (4.0%)
4,161,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	4,285,830
		Constellation Brands, Inc.
4,738,000		7.250%, 09/01/16µ	4,886,063
979,000		7.250%, 05/15/17	1,003,475
1,336,000		Del Monte Foods Company* 7.500%, 10/15/19	1,417,830
3,427,000		NBTY, Inc.µ 7.125%, 10/01/15	3,465,554
		Reynolds American, Inc.
3,916,000		7.625%, 06/01/16µ	4,408,817
3,916,000		7.250%, 06/15/37~	4,080,178
		Smithfield Foods, Inc.
9,790,000		7.750%, 07/01/17	9,728,812
1,958,000		7.750%, 05/15/13	1,997,160
259,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	270,655

			35,544,374

		Energy (16.3%)
6,364,000		Arch Coal, Inc.µ* 8.750%, 08/01/16	6,809,480
2,448,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	2,478,600
2,545,000		ATP Oil & Gas Corp.* 11.875%, 05/01/15	2,506,825
		Berry Petroleum Company
2,753,000		8.250%, 11/01/16	2,814,943
1,958,000		10.250%, 06/01/14	2,178,275
1,469,000		Bill Barrett Corp. 9.875%, 07/15/16	1,586,520
6,731,000		Bristow Group, Inc.µ 7.500%, 09/15/17	6,840,379
		Chesapeake Energy Corp.
3,916,000		9.500%, 02/15/15µ	4,312,495
3,162,000		6.875%, 11/15/20	3,098,760
4,895,000		Complete Production Services, Inc.~ 8.000%, 12/15/16	5,029,612
8,028,000		Comstock Resources, Inc. 8.375%, 10/15/17	8,329,050
5,306,000		Concho Resources, Inc. 8.625%, 10/01/17	5,690,685
		Continental Resources, Inc.
1,958,000		8.250%, 10/01/19	2,114,640
685,000		7.375%, 10/01/20*	712,400

6	Convertible and High Income Fund SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

7,390,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	$7,500,850
2,937,000		Frontier Oil Corp.µ 8.500%, 09/15/16	3,047,137
4,581,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	4,581,000
9,790,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	10,230,550
3,862,000		Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	3,939,240
		Mariner Energy, Inc.µ
5,801,000		8.000%, 05/15/17	6,424,607
3,427,000		11.750%, 06/30/16	4,403,695
6,755,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	6,788,775
		Petroplus Holdings, AG*
5,874,000		9.375%, 09/15/19	5,639,040
1,958,000		6.750%, 05/01/14	1,869,890
490,000		7.000%, 05/01/17	448,350
4,406,000		Pride International, Inc.µ 8.500%, 06/15/19	5,083,422
		Range Resources Corp.
2,281,000		8.000%, 05/15/19µ	2,474,885
979,000		7.500%, 10/01/17	1,027,950
5,385,000		SEACOR Holdings, Inc. 7.375%, 10/01/19	5,691,606
7,441,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	7,441,000
5,776,000		Swift Energy Company 8.875%, 01/15/20	6,072,020
3,495,000		Whiting Petroleum Corp.µ 7.250%, 05/01/12	3,516,844
5,039,000		Williams Companies, Inc. 7.750%, 06/15/31	5,817,677

			146,501,202

		Financials (6.5%)
6,119,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	6,477,292
10,769,000		Host Hotels & Resorts, Inc.µ 7.125%, 11/01/13	11,011,302
6,657,000		Janus Capital Group, Inc. 6.950%, 06/15/17	6,791,272
		Leucadia National Corp.µ
10,642,000		8.125%, 09/15/15	11,200,705
2,340,000		7.000%, 08/15/13	2,462,850
6,853,000		Nuveen Investments, Inc. 10.500%, 11/15/15	6,887,265
		OMEGA Healthcare Investors, Inc.
3,769,000		7.500%, 02/15/20*	3,891,493
930,000		7.000%, 04/01/14	940,463
		Senior Housing Properties Trustµ
4,895,000		8.625%, 01/15/12	5,151,987
3,459,000		7.875%, 04/15/15	3,528,180

			58,342,809

		Health Care (1.7%)
		Bio-Rad Laboratories, Inc.
1,958,000		8.000%, 09/15/16	2,099,955
1,958,000		7.500%, 08/15/13µ	1,997,160
6,168,000		Talecris Biotherapeutics Holdings Corp.* 7.750%, 11/15/16	6,260,520
4,876,000		Valeant Pharmaceuticals International* 7.625%, 03/15/20	4,985,710

			15,343,345

		Industrials (9.1%)
3,916,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	4,199,910
		Belden, Inc.
3,916,000		9.250%, 06/15/19*	4,229,280
2,345,000		7.000%, 03/15/17µ	2,321,550
2,448,000		Clean Harbors, Inc. 7.625%, 08/15/16	2,561,220
979,000		Cummins, Inc. 7.125%, 03/01/28	1,014,017
5,918,000		Deluxe Corp.µ 7.375%, 06/01/15	6,043,757
13,706,000		Esterline Technologies Corp. 7.750%, 06/15/13	13,980,120
3,427,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	3,465,554
1,831,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	1,831,000
5,776,000		Interline Brands, Inc.µ 8.125%, 06/15/14	5,826,540
1,958,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	3,055,757
3,133,000		Kansas City Southernµ 13.000%, 12/15/13	3,759,600
		Oshkosh Corp.*
2,448,000		8.500%, 03/01/20	2,588,760
1,190,000		8.250%, 03/01/17	1,258,425
8,322,000		Spirit AeroSystems Holdings, Inc.* 7.500%, 10/01/17	8,550,855
		Terex Corp.
6,853,000		8.000%, 11/15/17	6,715,940
1,855,000		7.375%, 01/15/14	1,887,463
3,182,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	3,265,527

Convertible and High Income Fund Schedule of Investments SEMIANNUAL REPORT	7

See accompanying Notes to Schedule of Investments

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,683,000		Triumph Group, Inc. 8.000%, 11/15/17	$2,696,415
1,958,000		Wesco Distribution, Inc. 7.500%, 10/15/17	1,948,210

			81,199,900

		Information Technology (7.8%)
		Amkor Technology, Inc.
10,084,000		9.250%, 06/01/16µ	10,789,880
3,916,000		7.375%, 05/01/18*	3,925,790
2,937,000		7.750%, 05/15/13µ	2,977,384
4,895,000		Anixter International, Inc.µ 5.950%, 03/01/15	4,797,100
2,683,000		Arrow Electronics, Inc.~ 6.875%, 06/01/18	2,914,360
1,077,000		Equinix, Inc. 8.125%, 03/01/18	1,126,811
5,825,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	5,766,750
		Jabil Circuit, Inc.
5,385,000		8.250%, 03/15/18µ	5,856,187
979,000		7.750%, 07/15/16	1,042,635
401,000		JDA Software Group, Inc.* 8.000%, 12/15/14	422,053
5,874,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	6,292,522
2,869,000		Lexmark International, Inc.µ 6.650%, 06/01/18	3,070,983
3,427,000		Seagate Technologyµ 6.800%, 10/01/16	3,495,540
1,958,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	2,019,188
15,498,000		Xerox Corp.µ 7.625%, 06/15/13	15,891,665

			70,388,848

		Materials (8.6%)
2,056,000		Airgas, Inc.µ* 7.125%, 10/01/18	2,266,740
3,671,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	3,631,948
852,000		Ashland, Inc.µ* 9.125%, 06/01/17	973,410
1,469,000		Ball Corp. 7.375%, 09/01/19	1,553,468
2,339,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	2,321,457
6,736,000		Greif, Inc.µ 7.750%, 08/01/19	7,123,320
		Ineos Group Holdings, PLC*
5,874,000	EUR	7.875%, 02/15/16	6,589,139
979,000		8.500%, 02/15/16	876,205
		Nalco Holding Company
3,492,000		8.250%, 05/15/17µ*	3,762,630
2,448,000	EUR	9.000%, 11/15/13	3,357,171
8,811,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	8,855,055
6,853,000		Sealed Air Corp.µ* 6.875%, 07/15/33	6,636,349
4,327,000		Silgan Holdings, Inc. 7.250%, 08/15/16	4,532,532
		Steel Dynamics, Inc.
8,875,000		7.750%, 04/15/16	9,307,656
1,689,000		7.625%, 03/15/20*	1,756,560
1,958,000		Texas Industries, Inc. 7.250%, 07/15/13	1,960,448
		Union Carbide Corp.µ
4,748,000		7.875%, 04/01/23	4,743,266
3,182,000		7.500%, 06/01/25	3,110,599
3,622,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	3,640,110

			76,998,063

		Telecommunication Services (4.3%)
5,913,000		CenturyTel, Inc.µ 6.875%, 01/15/28	5,806,123
8,028,000		Frontier Communications Corp.µ 9.000%, 08/15/31	8,148,420
3,427,000		Leap Wireless International, Inc.µ 9.375%, 11/01/14	3,559,796
2,937,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	3,039,795
6,853,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	6,750,205
6,853,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	6,707,374
4,406,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	4,494,120

			38,505,833

		Utilities (0.6%)
6,853,000		Energy Future Holdings Corp. 10.250%, 11/01/15	5,174,015

		TOTAL CORPORATE BONDS (Cost $635,206,996)	645,274,677

CONVERTIBLE BONDS (23.4%)
		Consumer Discretionary (2.5%)
		Interpublic Group of Companies, Inc.
5,000,000		4.750%, 03/15/23µ	5,543,750
1,000,000		4.250%, 03/15/23	1,076,250
13,000,000		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	14,397,500

8	Convertible and High Income Fund SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

2,320,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	$1,510,900

			22,528,400

		Energy (1.3%)
11,000,000		Chesapeake Energy Corp.µ 2.250%, 12/15/38	8,181,250
3,000,000		St. Mary Land & Exploration Companyµ 3.500%, 04/01/27	3,153,750

			11,335,000

		Financials (0.4%)
3,370,000		Health Care REIT, Inc. 3.000%, 12/01/29	3,551,138

		Health Care (3.5%)
11,500,000		Cubist Pharmaceuticals, Inc.µ 2.250%, 06/15/13	11,327,500
16,500,000		Life Technologies Corp.µ 3.250%, 06/15/25	20,006,250

			31,333,750

		Industrials (2.8%)
13,500,000		L-3 Communications Holdings, Inc.µ 3.000%, 08/01/35	14,225,625
13,000,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	11,180,000

			25,405,625

		Information Technology (10.4%)
1,620,000		ADC Telecommunications, Inc. 3.500%, 07/15/15	1,360,800
1,550,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	2,694,114
3,699,000		Blackboard, Inc.µ 3.250%, 07/01/27	3,772,980
7,000,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	6,720,000
41,000,000		Intel Corp.µ 2.950%, 12/15/35	41,717,500
21,000,000		Linear Technology Corp.µ 3.000%, 05/01/27	21,052,500
4,000,000		Rovi Corp.* 2.625%, 02/15/40	4,175,000
12,500,000		VeriSign, Inc.µ 3.250%, 08/15/37	11,843,750

			93,336,644

		Materials (2.5%)
2,000,000		Anglo American, PLC 4.000%, 05/07/14	3,364,000
4,800,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	5,645,678
10,090,000		Newmont Mining Corp.µ 3.000%, 02/15/12	13,495,375

			22,505,053

		TOTAL CONVERTIBLE BONDS (Cost $208,702,165)	209,995,610

U.S. GOVERNMENT AND AGENCY SECURITY (0.3%)
2,937,000		United States Treasury Note~ 1.500%, 10/31/10 (Cost $2,955,525)	2,955,127

SOVEREIGN BOND (1.2%)
1,811,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12 (Cost $10,527,231)	10,420,629

SYNTHETIC CONVERTIBLE SECURITIES (1.8%)
Corporate Bonds (1.5%)
		Consumer Discretionary (0.3%)
97,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	93,605
21,000		Boyd Gaming Corp. 7.125%, 02/01/16	18,900
84,000		Cooper Tire & Rubber Company 8.000%, 12/15/19	86,100
		DISH Network Corp.
132,000		7.125%, 02/01/16µ	134,640
52,000		7.875%, 09/01/19	54,860
142,000		GameStop Corp.µ 8.000%, 10/01/12	148,035
		General Motors Corp.
136,000		7.200%, 01/15/11	51,340
101,000		7.125%, 07/15/13	37,875
105,000		Goodyear Tire & Rubber Companyµ 7.000%, 03/15/28	93,975
152,000		Hanesbrands, Inc.µ‡ 3.831%, 12/15/14	147,440
195,000		Hasbro, Inc.µ 6.600%, 07/15/28	205,494
39,000		Interpublic Group of Companies, Inc. 10.000%, 07/15/17	44,801
31,000		J.C. Penney Company, Inc. 7.650%, 08/15/16	34,875
159,000		Jarden Corp. 7.500%, 05/01/17	163,372
67,000		Kellwood Company 7.625%, 10/15/17	31,490
73,000		Liberty Media Corp.µ 8.250%, 02/01/30	68,529

Convertible and High Income Fund Schedule of Investments SEMIANNUAL REPORT	9

See accompanying Notes to Schedule of Investments

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

21,000		Limited Brands, Inc.† 7.000%, 05/01/20	$21,525
3,000		Live Nation Entertainment, Inc.†* 8.125%, 05/15/18	3,098
82,000		Mandalay Resort Group 7.625%, 07/15/13	73,287
122,000		NetFlix, Inc. 8.500%, 11/15/17	130,540
		Phillips-Van Heusen Corp.
20,000		8.125%, 05/01/13	20,400
6,000		7.375%, 05/15/20†	6,180
		Royal Caribbean Cruises, Ltd.µ
250,000		7.500%, 10/15/27	232,500
21,000		7.000%, 06/15/13	21,893
		Service Corp. International
178,000		7.500%, 04/01/27µ	168,655
42,000		7.625%, 10/01/18µ	43,155
21,000		8.000%, 11/15/21	21,945
84,000		Sotheby’s Holdings, Inc.µ 7.750%, 06/15/15	85,890
21,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	22,575
180,000		Vail Resorts, Inc.µ 6.750%, 02/15/14	183,150
42,000	GBP	Warner Music Group Corp. 8.125%, 04/15/14	61,049

			2,511,173

		Consumer Staples (0.1%)
89,000		Chiquita Brands International, Inc. 8.875%, 12/01/15	91,670
		Constellation Brands, Inc.
102,000		7.250%, 09/01/16µ	105,188
21,000		7.250%, 05/15/17	21,525
29,000		Del Monte Foods Company* 7.500%, 10/15/19	30,776
73,000		NBTY, Inc.µ 7.125%, 10/01/15	73,821
		Reynolds American, Inc.
84,000		7.625%, 06/01/16µ	94,571
84,000		7.250%, 06/15/37~	87,522
		Smithfield Foods, Inc.
210,000		7.750%, 07/01/17	208,687
42,000		7.750%, 05/15/13	42,840
6,000		TreeHouse Foods, Inc. 7.750%, 03/01/18	6,270

			762,870

		Energy (0.3%)
136,000		Arch Coal, Inc.µ* 8.750%, 08/01/16	145,520
52,000		Arch Western Finance, LLCµ 6.750%, 07/01/13	52,650
55,000		ATP Oil & Gas Corp.* 11.875%, 05/01/15	54,175
		Berry Petroleum Company
59,000		8.250%, 11/01/16	60,328
42,000		10.250%, 06/01/14	46,725
31,000		Bill Barrett Corp. 9.875%, 07/15/16	33,480
144,000		Bristow Group, Inc.µ 7.500%, 09/15/17	146,340
		Chesapeake Energy Corp.
84,000		9.500%, 02/15/15µ	92,505
68,000		6.875%, 11/15/20	66,640
105,000		Complete Production Services, Inc.~ 8.000%, 12/15/16	107,887
172,000		Comstock Resources, Inc. 8.375%, 10/15/17	178,450
114,000		Concho Resources, Inc. 8.625%, 10/01/17	122,265
		Continental Resources, Inc.
42,000		8.250%, 10/01/19	45,360
15,000		7.375%, 10/01/20*	15,600
158,000		Dresser-Rand Group, Inc. 7.375%, 11/01/14	160,370
63,000		Frontier Oil Corp.µ 8.500%, 09/15/16	65,363
98,000		GulfMark Offshore, Inc.µ 7.750%, 07/15/14	98,000
210,000		Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	219,450
83,000		Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	84,660
		Mariner Energy, Inc.µ
124,000		8.000%, 05/15/17	137,330
73,000		11.750%, 06/30/16	93,805
145,000		Petrohawk Energy Corp.µ 7.125%, 04/01/12	145,725
		Petroplus Holdings, AG*
126,000		9.375%, 09/15/19	120,960
42,000		6.750%, 05/01/14	40,110
10,000		7.000%, 05/01/17	9,150
94,000		Pride International, Inc.µ 8.500%, 06/15/19	108,452
		Range Resources Corp.
49,000		8.000%, 05/15/19µ	53,165
21,000		7.500%, 10/01/17	22,050
115,000		SEACOR Holdings, Inc. 7.375%, 10/01/19	121,548
159,000		Superior Energy Services, Inc.µ 6.875%, 06/01/14	159,000
124,000		Swift Energy Company 8.875%, 01/15/20	130,355
75,000		Whiting Petroleum Corp.µ 7.250%, 05/01/12	75,469

10	Convertible and High Income Fund SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

108,000		Williams Companies, Inc. 7.750%, 06/15/31	$124,689

			3,137,576

		Financials (0.1%)
131,000		Ford Motor Credit Company, LLC 9.875%, 08/10/11	138,671
231,000		Host Hotels & Resorts, Inc.µ 7.125%, 11/01/13	236,197
143,000		Janus Capital Group, Inc. 6.950%, 06/15/17	145,884
		Leucadia National Corp.µ
228,000		8.125%, 09/15/15	239,970
50,000		7.000%, 08/15/13	52,625
147,000		Nuveen Investments, Inc. 10.500%, 11/15/15	147,735
		OMEGA Healthcare Investors, Inc.
81,000		7.500%, 02/15/20*	83,633
20,000		7.000%, 04/01/14	20,225
		Senior Housing Properties Trustµ
105,000		8.625%, 01/15/12	110,512
74,000		7.875%, 04/15/15	75,480

			1,250,932

		Health Care (0.0%)
		Bio-Rad Laboratories, Inc.
42,000		8.000%, 09/15/16	45,045
42,000		7.500%, 08/15/13µ	42,840
132,000		Talecris Biotherapeutics Holdings Corp.* 7.750%, 11/15/16	133,980
104,000		Valeant Pharmaceuticals International* 7.625%, 03/15/20	106,340

			328,205

		Industrials (0.2%)
84,000		BE Aerospace, Inc.µ 8.500%, 07/01/18	90,090
		Belden, Inc.
84,000		9.250%, 06/15/19*	90,720
50,000		7.000%, 03/15/17µ	49,500
52,000		Clean Harbors, Inc. 7.625%, 08/15/16	54,405
21,000		Cummins, Inc. 7.125%, 03/01/28	21,751
127,000		Deluxe Corp.µ 7.375%, 06/01/15	129,699
294,000		Esterline Technologies Corp. 7.750%, 06/15/13	299,880
73,000		Gardner Denver, Inc.µ 8.000%, 05/01/13	73,821
39,000		H&E Equipment Service, Inc. 8.375%, 07/15/16	39,000
124,000		Interline Brands, Inc.µ 8.125%, 06/15/14	125,085
42,000	GBP	Iron Mountain, Inc.* 7.250%, 04/15/14	65,547
67,000		Kansas City Southernµ 13.000%, 12/15/13	80,400
		Oshkosh Corp.*
52,000		8.500%, 03/01/20	54,990
25,000		8.250%, 03/01/17	26,438
178,000		Spirit AeroSystems Holdings, Inc.* 7.500%, 10/01/17	182,895
		Terex Corp.
147,000		8.000%, 11/15/17	144,060
40,000		7.375%, 01/15/14	40,700
68,000		Trinity Industries, Inc.µ 6.500%, 03/15/14	69,785
57,000		Triumph Group, Inc. 8.000%, 11/15/17	57,285
42,000		Wesco Distribution, Inc. 7.500%, 10/15/17	41,790

			1,737,841

		Information Technology (0.2%)
		Amkor Technology, Inc.
216,000		9.250%, 06/01/16µ	231,120
84,000		7.375%, 05/01/18*	84,210
63,000		7.750%, 05/15/13µ	63,866
105,000		Anixter International, Inc.µ 5.950%, 03/01/15	102,900
57,000		Arrow Electronics, Inc.~ 6.875%, 06/01/18	61,915
23,000		Equinix, Inc. 8.125%, 03/01/18	24,064
125,000		Freescale Semiconductor, Inc. 8.875%, 12/15/14	123,750
		Jabil Circuit, Inc.
115,000		8.250%, 03/15/18µ	125,062
21,000		7.750%, 07/15/16	22,365
9,000		JDA Software Group, Inc.* 8.000%, 12/15/14	9,473
126,000		Lender Processing Services, Inc.µ 8.125%, 07/01/16	134,977
61,000		Lexmark International, Inc.µ 6.650%, 06/01/18	65,295
73,000		Seagate Technologyµ 6.800%, 10/01/16	74,460
42,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	43,313
332,000		Xerox Corp.µ 7.625%, 06/15/13	340,433

			1,507,203

Convertible and High Income Fund Schedule of Investments SEMIANNUAL REPORT	11

See accompanying Notes to Schedule of Investments

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Materials (0.2%)
44,000		Airgas, Inc.µ* 7.125%, 10/01/18	$48,510
79,000		Allegheny Ludlum Corp.µ 6.950%, 12/15/25	78,160
18,000		Ashland, Inc.µ* 9.125%, 06/01/17	20,565
31,000		Ball Corp. 7.375%, 09/01/19	32,783
50,000		Boise Cascade Holdings, LLC 7.125%, 10/15/14	49,625
144,000		Greif, Inc.µ 7.750%, 08/01/19	152,280
		Ineos Group Holdings, PLC*
126,000	EUR	7.875%, 02/15/16	141,340
21,000		8.500%, 02/15/16	18,795
		Nalco Holding Company
75,000		8.250%, 05/15/17µ*	80,813
52,000	EUR	9.000%, 11/15/13	71,312
189,000		Neenah Paper, Inc.µ 7.375%, 11/15/14	189,945
147,000		Sealed Air Corp.µ* 6.875%, 07/15/33	142,353
93,000		Silgan Holdings, Inc. 7.250%, 08/15/16	97,417
		Steel Dynamics, Inc.
190,000		7.750%, 04/15/16	199,262
36,000		7.625%, 03/15/20*	37,440
42,000		Texas Industries, Inc. 7.250%, 07/15/13	42,053
		Union Carbide Corp.µ
102,000		7.875%, 04/01/23	101,898
68,000		7.500%, 06/01/25	66,474
78,000		Westlake Chemical Corp.µ 6.625%, 01/15/16	78,390

			1,649,415

		Telecommunication Services (0.1%)
127,000		CenturyTel, Inc.µ 6.875%, 01/15/28	124,704
172,000		Frontier Communications Corp.µ 9.000%, 08/15/31	174,580
73,000		Leap Wireless International, Inc.µ 9.375%, 11/01/14	75,829
63,000		New Communications Holdings, Inc.* 8.250%, 04/15/17	65,205
147,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	144,795
147,000		Sprint Nextel Corp.µ 7.375%, 08/01/15	143,876
94,000		Syniverse Technologies, Inc.µ 7.750%, 08/15/13	95,880

			824,869

		Utilities (0.0%)
147,000		Energy Future Holdings Corp. 10.250%, 11/01/15	110,985

		TOTAL CORPORATE BONDS	13,821,069

U.S. Government and Agency Security (0.0%)
63,000		United States Treasury Note~ 1.500%, 10/31/10	63,389

Sovereign Bond (0.0%)
39,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	224,409

NUMBER OF
CONTRACTS			VALUE

Purchased Options (0.3%)#
		Consumer Discretionary (0.1%)
180		Amazon.com, Inc. Call, 01/21/12, Strike $130.00	602,100

		Information Technology (0.2%)
175		Apple, Inc. Call, 01/21/12, Strike $210.00	1,419,688
110		Mastercard, Inc. Call, 01/21/12, Strike $250.00	468,050

			1,887,738

		TOTAL PURCHASED OPTIONS	2,489,838

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $15,971,202)	16,598,705

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (13.8%)
		Consumer Staples (3.1%)
455,000		Archer-Daniels-Midland Companyµ 6.250%	18,018,000
17,500		Bunge, Ltd.µ 5.125%	9,559,375

			27,577,375

		Financials (4.9%)
255,000		Affiliated Managers Group, Inc.µ 5.150%	9,435,000
175,000		American International Group, Inc.µ 8.500%	1,723,750
19,500		Bank of America Corp.µ 7.250%	19,148,805

12	Convertible and High Income Fund SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Schedule of Investments

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

NUMBER OF
SHARES		VALUE

35,000	Reinsurance Group of America, Inc. 5.750%	$2,310,000
11,600	Wells Fargo & Companyµ 7.500%	11,437,600

		44,055,155

	Health Care (1.7%)
11,750	Mylan, Inc.µ 6.500%	15,415,131

	Industrials (0.2%)
1,700	Stanley Works‡ 5.125%	1,783,300

	Materials (3.9%)
182,500	Freeport-McMoRan Copper & Gold, Inc. 6.750%	18,893,677
175,000	Vale, SA 6.750%	15,431,500

		34,325,177

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $142,228,815)	123,156,138

NUMBER OF
UNITS		VALUE

STRUCTURED EQUITY-LINKED SECURITIES (8.2%) +*
	Consumer Discretionary (0.6%)
22,900	Credit Suisse Group (Priceline.com, Inc.) 11.000%, 10/19/10	5,665,460

	Energy (4.1%)
73,600	BNP Paribas, SA (Devon Energy Corp.) 12.000%, 06/17/10	4,984,928
143,000	BNP Paribas, SA (ENSCO, PLC) 11.000%, 11/22/10	6,692,400
73,000	Credit Suisse Group (Noble Energy, Inc.) 12.000%, 06/18/10	5,391,050
59,000	Deutsche Bank, AG (Apache Corp.) 8.000%, 06/10/10	5,930,680
160,000	Goldman Sachs Group, Inc. (Noble Corp.) 12.000%, 06/30/10	6,384,000
237,000	JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 08/06/10	7,034,160

		36,417,218

	Health Care (0.6%)
135,000	Deutsche Bank, AG (Medtronic, Inc.) 11.000%, 05/27/10	5,127,300

	Information Technology (1.5%)
320,000	Barclays Capital, Inc. (EMC Corp.) 8.000%, 09/08/10	5,824,000
85,000	Barclays Capital, Inc. (Lexmark International, Inc.) 11.000%, 11/12/10	3,093,150
267,450	Deutsche Bank, AG (Seagate Technology) 11.000%, 08/31/10	5,028,060

		13,945,210

	Materials (1.4%)
140,000	Credit Suisse Group (Barrick Gold Corp.) 11.000%, 11/16/10	5,878,600
87,000	JPMorgan Chase & Company (Freeport-McMoRan Copper & Gold, Inc.) 12.000%, 05/19/10	6,607,650

		12,486,250

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $73,099,025)	73,641,438

NUMBER OF
SHARES		VALUE

COMMON STOCKS (4.4%)
	Financials (1.4%)
282,712	MetLife, Inc.µ	12,886,013

	Health Care (2.0%)
496,671	Merck & Company, Inc.µ	17,403,352

	Industrials (1.0%)
224,388	Avery Dennison Corp.µ	8,757,863

	TOTAL COMMON STOCKS (Cost $40,554,207)	39,047,228

SHORT TERM INVESTMENT (3.7%)
33,396,227	Fidelity Prime Money Market Fund - Institutional Class (Cost $33,396,227)	33,396,227

TOTAL INVESTMENTS (128.8%) (Cost $1,162,641,393)		1,154,485,779

LIABILITIES, LESS OTHER ASSETS (-28.8%)		(258,296,873)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$896,188,906

Convertible and High Income Fund Schedule of Investments SEMIANNUAL REPORT	13

See accompanying Notes to Schedule of Investments

Schedule of Investments

 APRIL 30, 2010 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $654,185,659. $164,011,743 of the collateral has been re-registered by the counterparty.
‡	Variable rate or step bond security. The rate shown is the rate in effect at April 30, 2010.
†	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At April 30, 2010, the value of 144A securities that could not be exchanged to the registered form is $103,603,649 or 11.6% of net assets applicable to common shareholders.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities aggregate a total value of $12,369,019.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month LIBOR	04/14/14	$115,000,000	$(1,409,300)
BNP Paribas, SA	1.8650% quarterly	3 month LIBOR	04/14/12	75,000,000	(1,133,391)
BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	53,000,000	(728,328)

					$(3,271,019)

14	Convertible and High Income Fund SEMIANNUAL REPORT Schedule of Investments

See accompanying Notes to Financial Statements

Statement of Assets and Liabilities

April 30, 2010 (unaudited)

ASSETS
Investments in securities, at value (cost $1,162,641,393)	$1,154,485,779
Receivables:
Accrued interest and dividends	16,986,517
Investments sold	4,471,076
Prepaid expenses	82,009
Other assets	123,198

Total assets	1,176,148,579

LIABILITIES
Unrealized depreciation on interest rate swaps	3,271,019
Payables:
Note payable	270,000,000
Investments purchased	5,641,063
Affiliates:
Investment advisory fees	715,599
Deferred compensation to trustees	123,198
Financial accounting fees	10,929
Trustees’ fees and officer compensation	1,676
Other accounts payable and accrued liabilities	196,189

Total liabilities	279,959,673

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$896,188,906

COMPOSITION OF NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Common stock, no par value, unlimited shares authorized 69,837,235 shares issued and outstanding	$991,016,203
Undistributed net investment income (loss)	(15,750,024)
Accumulated net realized gain (loss) on investments, foreign currency transactions, written options and interest rate swaps	(67,640,500)
Unrealized appreciation (depreciation) of investments, foreign currency translations and interest rate swaps	(11,436,773)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$896,188,906

Net asset value per common shares based upon 69,837,235 shares issued and outstanding	$12.83

Convertible and High Income Fund Statement of Assets and Liabilities SEMIANNUAL REPORT	15

See accompanying Notes to Financial Statements

Statement of Operations

Six Months Ended April 30, 2010 (unaudited)

INVESTMENT INCOME
Interest	$32,555,853
Dividends	9,582,774
Securities lending income	23,703

Total investment income	42,162,330

EXPENSES
Investment advisory fees	4,492,272
Interest expense and related fees	2,206,378
Deferred debt structuring fee	493,151
Printing and mailing fees	97,318
Financial accounting fees	64,192
Accounting fees	41,701
Registration fees	31,425
Trustees’ fees and officer compensation	25,064
Audit fees	24,630
Legal fees	23,403
Custodian fees	21,204
Transfer agent fees	18,435
Other	20,444

Total expenses	7,559,617
Less expense reductions	(280,767)

Net expenses	7,278,850

NET INVESTMENT INCOME (LOSS)	34,883,480

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments, excluding purchased options	10,287,588
Purchased options	(3,332,240)
Foreign currency transactions	(6,320)
Written options	(3,160,079)
Interest rate swaps	(2,284,652)
Change in net unrealized appreciation/(depreciation) on:
Investments, excluding purchased options	60,384,133
Purchased options	4,004,150
Foreign currency translations	(48,825)
Written options	503,263
Interest rate swaps	(2,193,332)

NET GAIN (LOSS)	64,153,686

NET INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$99,037,166

16	Convertible and High Income Fund SEMIANNUAL REPORT Statement of Operations

See accompanying Notes to Financial Statements

Statements of Changes in Net Assets

	Six Months
	Ended	Year Ended
	April 30, 2010	October 31,
	(unaudited)	2009

OPERATIONS
Net investment income (loss)	$34,883,480	$56,775,070
Net realized gain (loss)	1,504,297	(53,742,059)
Change in unrealized appreciation/(depreciation)	62,649,389	318,826,470
Distributions to preferred shareholders from:
Net investment income	—	(298,056)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	99,037,166	321,561,425

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM
Net investment income	(35,616,990)	(69,343,931)
Net realized gains	—	(1,160,756)

Net decrease in net assets from distributions to common shareholders	(35,616,990)	(70,504,687)

CAPITAL STOCK TRANSACTIONS
Proceeds from common shares sold	—	15,672,670
Offering costs on common shares	—	(61,529)
Reinvestment of distributions resulting in the issuance of common stock	—	2,914,241

Net increase (decrease) in net assets from capital stock transactions	—	18,525,382

TOTAL INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	63,420,176	269,582,120

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Beginning of period	$832,768,730	$563,186,610

End of period	896,188,906	832,768,730

Undistributed net investment income (loss)	$(15,750,024)	$(15,016,514)

Convertible and High Income Fund Statements of Changes in Net Assets SEMIANNUAL REPORT	17

See accompanying Notes to Financial Statements

Statement of Cash Flows

Six Months Ended April 30, 2010 (unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets from operations	$99,037,166
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used for operating activities
Change in unrealized appreciation or depreciation on interest rate swaps	2,193,332
Change in written options	(3,487,000)
Purchase of investment securities	(317,721,050)
Proceeds from disposition of investment securities	335,442,008
Amortization and accretion of fixed-income securities	(1,316,846)
Purchase of short term investments, net	(9,005,512)
Net realized gains/losses from investments, excluding purchased options	(10,287,588)
Net realized gains/losses from purchased options	3,332,240
Change in unrealized appreciation or depreciation on investments, excluding purchased options	(60,384,133)
Change in unrealized appreciation or depreciation on purchased options	(4,004,150)
Net change in assets and liabilities:
(Increase)/decrease in assets:
Accrued interest and dividends receivable	1,828,734
Prepaid expenses	(63,967)
Other assets	(21,327)
Increase/(decrease) in liabilities:
Payables to affiliates	38,566
Other accounts payable and accrued liabilities	(316,921)

Net cash provided by/(used in) operating activities	$35,263,552

CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to common shareholders	(35,616,990)

Net cash provided by/(used in) financing activities	$(35,616,990)

Net increase/(decrease) in cash	$(353,438)

Cash at beginning of period	$353,438

Cash at end of period	$—

Supplemental disclosure
Cash paid for interest	$2,218,246

18	Convertible and High Income Fund SEMIANNUAL REPORT Statement of Cash Flows

See accompanying Notes to Financial Statements

Notes to Financial Statements

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities and certain convertible preferred securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of such fixed income securities and certain convertible preferred securities consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based

Convertible and High Income Fund Notes to Financial Statements SEMIANNUAL REPORT	19

Notes to Financial Statements

on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available after the ex-dividend date.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

Allocation of Expenses Among Funds. Expenses directly attributable to the Fund are charged to the Fund; certain other common expenses of Calamos Advisors Trust, Calamos Investment Trust, Calamos Convertible Opportunities and Income Fund, Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund are allocated proportionately among each fund to which the expenses relate in relation to the net assets of each fund or on another reasonable basis.

Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Income Taxes. No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, and distribute to shareholders substantially all of its taxable income and net realized gains.

Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these “book/tax” differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. These differences are primarily due to differing treatments for foreign currency transactions, contingent payment debt instruments and methods of amortizing and accreting on fixed income securities. The financial statements are not adjusted for temporary differences.

20	Convertible and High Income Fund SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements

The Fund recognized no liability for uncertain tax positions. A reconciliation is not provided as the beginning and ending amounts of unrecognized benefits are zero, with no interim additions, reductions or settlements. Tax years 2005-2008 remain subject to examination by the U.S. and the State of Illinois tax jurisdictions.

Indemnifications. Under the Fund’s organizational documents, the Fund is obligated to indemnify its officers and trustees against certain liabilities incurred by them by reason of having been an officer or trustee of the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund’s management expects the risk of material loss in connection to a potential claim to be remote.

NOTE 2 – INVESTMENT ADVISOR AND TRANSACTIONS WITH AFFILIATES OR CERTAIN OTHER PARTIES

Pursuant to an investment advisory agreement with Calamos Advisors LLC (“Calamos Advisors”), the Fund pays an annual fee, payable monthly, equal to 0.80% based on the average weekly managed assets. “Managed assets” means a fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage). Calamos Advisors has contractually agreed to waive a portion of its management fee at the annual rate of 0.07% of the average weekly managed assets of the Fund through May 31, 2010 and to waive a declining amount for an additional year (0.05% of the average weekly managed assets in 2010, and 0.03% in 2011). For the period ended April 30, 2010, the total advisory fee waived pursuant to such agreement was $280,767 and is included in the Statement of Operations under the caption “Less expense reductions”.

Pursuant to a financial accounting services agreement, during the period the Fund paid Calamos Advisors a fee for financial accounting services payable monthly at the annual rate of 0.0175% on the first $1 billion of combined assets, 0.0150% on the next $1 billion of combined assets and 0.0110% on combined assets above $2 billion (for purposes of this calculation “combined assets” means the sum of the total average daily net assets of Calamos Investment Trust, Calamos Advisors Trust, and the total average weekly managed assets of Calamos Convertible and High Income Fund, Calamos Strategic Total Return Fund, Calamos Convertible Opportunities and Income Fund, Calamos Global Total Return Fund and Calamos Global Dynamic Income Fund). Financial accounting services include, but are not limited to, the following: managing expenses and expense payment processing; monitoring the calculation of expense accrual amounts; calculating, tracking and reporting tax adjustments on all assets; and monitoring trustee deferred compensation plan accruals and valuations. The Fund pays its pro rata share of the financial accounting services fee payable to Calamos Advisors based on its relative portion of combined assets used in calculating the fee.

The Fund reimburses Calamos Advisors for a portion of compensation paid to the Fund’s Chief Compliance Officer. This compensation is reported as part of “Trustees’ fees and officer compensation” expense on the Statement of Operations.

A trustee and certain officers of the Fund are also officers and directors of Calamos Advisors. Such trustee and officers serve without direct compensation from the Fund.

The Fund has adopted a deferred compensation plan (the “Plan”). Under the Plan, a trustee who is not an “interested person” (as defined in the 1940 Act) and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation would have been paid to the participating trustee. The value of amounts deferred for a participating trustee is determined by reference to the change in value of Class I shares of one or more funds of Calamos Investment Trust designated by the participant. The value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. Deferred compensation of $123,198 is included in “Other assets” on the Statement of Assets and Liabilities at April 30, 2010. The Fund’s obligation to make payments under the Plan is a general obligation of the Fund and is included in “Payable for deferred compensation to trustees” on the Statement of Assets and Liabilities at April 30, 2010.

Convertible and High Income Fund Notes to Financial Statements SEMIANNUAL REPORT	21

Notes to Financial Statements

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from sale of long-term investments, for the period ended April 30, 2010 were as follows:

Cost of purchases	$193,476,588
Proceeds from sales	235,718,678

The following information is presented on a federal income tax basis as of April 30, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at April 30, 2010 was as follows:

Cost basis of Investments	$1,185,526,344

Gross unrealized appreciation	47,786,618
Gross unrealized depreciation	(78,827,183)

Net unrealized appreciation (depreciation)	$(31,040,565)

NOTE 4 – INCOME TAXES

The Fund intends to make monthly distributions from its income available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, and net realized gains on stock investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in-capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. The tax character of distributions for the period ended April 30, 2010 will be determined at the end of each Fund’s current fiscal year.

22	Convertible and High Income Fund SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements

Distributions during the fiscal year ended October 31, 2009, were characterized for federal income tax purposes as follows:

Distributions paid from:
Ordinary income	$69,675,294
Long-term capital gains	1,160,756

As of October 31, 2009, the components of accumulated earnings/(loss) on a tax basis were as follows:
Undistributed ordinary income	$1,637,402
Undistributed capital gains	—

Total undistributed earnings	1,637,402
Accumulated capital and other losses	(65,477,489)
Net unrealized gains/(losses)	(94,299,465)

Total accumulated earnings/(losses)	(158,139,552)
Other	(107,921)
Paid-in capital	991,016,203

Net assets applicable to common shareholders	$832,768,730

As of October 31, 2009, the Fund had capital loss carryforward of $65,477,489 which, if not used, will expire in 2017.

NOTE 5 – COMMON SHARES

There are unlimited common shares of beneficial interest authorized and 69,837,235 shares outstanding at April 30, 2010. Calamos Advisors owned 26,720 of the outstanding shares at April 30, 2010. Transactions in common shares were as follows:

	Period Ended	Year Ended
	April 30, 2010	October 31, 2009

Beginning shares	69,837,235	67,837,867
Shares sold	—	1,696,795
Shares issued through reinvestment of distributions	—	302,573

Ending shares	69,837,235	69,837,235

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market.

NOTE 6 – DERIVATIVE INSTRUMENTS

Foreign Currency Risk. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss when a position is closed or upon settlement of the contracts. There were no open forward currency contracts at April 30, 2010.

Equity Risk. The Fund may engage in option transactions and in doing so achieve the similar objectives to what it would achieve through the sale or purchase of individual securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying security, index or other instrument at the exercise price. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the seller the obligation to buy, the underlying security, index, or other instrument at the exercise price.

Convertible and High Income Fund Notes to Financial Statements SEMIANNUAL REPORT	23

Notes to Financial Statements

To seek to offset some of the risk of a potential decline in value of certain long positions, the Fund may also purchase put options on individual securities, broad-based securities indexes or certain exchange traded funds (“ETFs”). The Fund may also seek to generate income from option premiums by writing (selling) options on a portion of the equity securities (including securities that are convertible into equity securities) in the Fund’s portfolio, on broad-based securities indexes, or certain ETFs.

When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on a closing purchase or sale transaction is also treated as a realized gain or loss. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Gain or loss on written options and purchased options is presented separately as net realized gain or loss on written options and net realized gain or loss on purchased options, respectively.

As of April 30, 2010, the Fund had outstanding purchased options and/or written options as listed on the Schedule of Investments. For the period ended April 30, 2010, the Fund had the following transactions in options written:

	Number of Contracts	Premiums Received

Options outstanding at October 31, 2009	8,250	$2,983,737
Options written	—	—
Options closed	(8,250)	(2,983,737)
Options excercised	—	—
Options expired	—	—

Options outstanding at April 30, 2010	—	$—

Interest Rate Risk. The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the fund’s borrowings (see Note 8 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Unrealized gains are reported as an asset, and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on interest rate swaps in the Statement of Operations. A realized gain or loss is recorded in net realized gain (loss) in the Statement of Operations upon payment or receipt of a periodic payment or termination of the swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

Premiums paid to or by a Fund are accrued daily and included in realized gain (loss) when paid on swaps in the accompanying Statement of Operations. The contracts are marked-to-market daily based upon third party vendor valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the contract. Risks may exceed amounts recognized in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, counterparty’s creditworthiness, and the possible lack of liquidity with respect to the contracts.

24	Convertible and High Income Fund SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements

As of April 30, 2010, the Fund had outstanding interest rate swap agreements as listed on the Schedule of Investments.

Below are the types of derivatives in the Fund by gross value as of April 30, 2010:

	Assets		Liabilities
	Statement of Assets &		Statement of Assets &
	Liabilities Location	Value	Liabilities Location	Value

Derivative Type:
Purchased options	Investments in securities	$2,489,838
Interest Rate contracts	Unrealized appreciation on swaps	—	Unrealized depreciation on swaps	$3,271,019

VOLUME OF DERIVATIVE ACTIVITY FOR THE SIX MONTHS ENDED APRIL 30, 2010*

Equity:
Purchased options	465
Written options	—
Foreign currency contracts	—
Interest rate swaps	—
Credit swaps	—

*	Activity during the period is measured by opened number of contracts for options and opened notional amount for swap contracts.

NOTE 7 – PREFERRED SHARES

On March 18, 2009, the Fund’s Board approved the final redemption of all preferred shares outstanding. The shares were redeemed at a price of $25,000 per share plus any accrued and unpaid dividends (an aggregate price of $80,007,130).

NOTE 8 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $400,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended April 30, 2010, the average borrowings and the average interest rate were $270,000,000 and 1.22%, respectively. As of April 30, 2010, the amount of such outstanding borrowings is $270,000,000 The interest rate applicable to the borrowings on April 30, 2010 was 1.29%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”),

Convertible and High Income Fund Notes to Financial Statements SEMIANNUAL REPORT	25

Notes to Financial Statements

BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 9 – SECURITIES LENDING

The Fund may loan one or more of their securities to broker-dealers and banks. Any such loan must be secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. Upon receipt of cash or cash equivalent collateral, the Fund’s securities lending agent invests the collateral into short term investments following investment guidelines approved by Calamos Advisors. The Fund records the investment of collateral as an asset and the value of the collateral as a liability on the Statement of Assets and Liabilities. If the value of the invested collateral declines below the value of the collateral deposited by the borrower, the Fund will record unrealized depreciation equal to the decline in value of the invested collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call a loan and obtain the securities loaned at any time. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s security lending agent monitors and reports to Calamos Advisors on the creditworthiness of the firms to which a Fund lends securities. At April 30, 2010, the Fund had no securities on loan.

NOTE 10 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the

26	Convertible and High Income Fund SEMIANNUAL REPORT Notes to Financial Statements

Notes to Financial Statements

investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 11 – WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.

At the time when the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy may increase net asset value fluctuation.

NOTE 12 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity- linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract. Income received from these securities is recorded as dividends on the Statement of Operations.

NOTE 13 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 – assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 – assets and liabilities are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

Convertible and High Income Fund Notes to Financial Statements SEMIANNUAL REPORT	27

Notes to Financial Statements

	Value of Investment	Other Financial
Valuation Inputs	Securities	Instruments

Level 1 – Quoted Prices
Common Stocks	$39,047,228	$—
Convertible Preferred Stocks	102,378,463	—
Synthetic Convertible Securities (Purchased Options)	2,489,838	—
Short Term Investments	33,396,227	—
Level 2 – Other significant observable inputs
Convertible Bonds	209,995,610	—
Corporate Bonds	645,274,677	—
U.S. Government and Agency Security	2,955,127	—
Sovereign Bond	10,420,629	—
Convertible Preferred Stocks	20,777,675	—
Synthetic Convertible Securities (Corporate Bonds, U.S. Government and Agency Security, Sovereign Bond)	14,108,867	—
Structured Equity-Linked Securities	73,641,438	—
Interest Rate Swaps	—	(3,271,019)

Total	$1,154,485,779	$(3,271,019)

28	Convertible and High Income Fund SEMIANNUAL REPORT Notes to Financial Statements

Financial Highlights

Selected data for a share outstanding throughout each period were as follows:

	Six Months Ended
	April 30,
	(unaudited)		Year Ended October 31,

	2010		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.92		$8.30	$15.64	$15.44	$15.21	$15.47

Income from investment operations:
Net investment income (loss)	0.50	**	0.82 **	1.05 **	1.27 **	1.34	1.49

Net realized and unrealized gain (loss)	0.92		3.82	(6.63)	0.75	0.75	(0.09)

Distributions to preferred shareholders from:
Net investment income (common share equivalent basis)	—		— (a)	(0.12)	(0.30)	(0.29)	(0.20)

Net realized gains (common share equivalent basis)	—		—	(0.07)	(0.03)	(0.02)	—

Total from investment operations	1.42		4.64	(5.77)	1.69	1.78	1.20

Less distributions to common shareholders from:
Net investment income	(0.51)		(1.00)	(1.34)	(1.22)	(1.29)	(1.34)

Net realized gains	—		(0.02)	(0.23)	(0.27)	(0.26)	(0.12)

Capital charge resulting from issuance of common and preferred shares and related offering costs	—		— (a)	— (a)	—	— (a)	—

Premiums from shares sold in at the market offerings	—	(a)	—	—	—	—	—

Net asset value, end of period	$12.83		$11.92	$8.30	$15.64	$15.44	$15.21

Market value, end of period	$12.98		$11.01	$8.74	$14.67	$16.98	$15.52

Total investment return based on(b):
Net asset value	12.32%		60.83%	(39.96)%	11.31%	12.16%	7.99%

Market value	23.03%		41.07%	(32.59)%	(5.06)%	20.88%	1.83%

Net assets, end of period (000)	$896,189		$832,769	$563,187	$1,054,614	$1,030,741	$940,736

Preferred shares, at redemption value ($25,000 per share liquidation preference) (000’s omitted)	$—		$—	$80,000	$430,000	$430,000	$430,000

Ratios to average net assets applicable to common shareholders:
Net expenses(c)	1.70	%(d)	3.01%	1.91%	1.18%	1.20%	1.23%

Gross expenses prior to expense reductions and earnings credits(c)	1.77	%(d)	3.10%	2.04%	1.33%	1.34%	1.38%

Net expenses, excluding interest expense	1.19	%(d)	2.37%	1.49%	1.18%	1.20%	1.23%

Net investment income (loss)(c)	8.16	%(d)	8.56%	7.77%	8.20%	8.76%	9.55%

Preferred share distributions	—	%(d)	0.04%	0.87%	1.95%	1.88%	1.30%

Net investment income (loss), net of preferred share distributions from net investment income	8.16	%(d)	8.52%	6.90%	6.25%	6.88%	8.25%

Portfolio turnover rate	18%		29%	55%	57%	38%	55%

Asset coverage per preferred share, at end of period(e)	$—		$—	$201,006	$86,333	$84,945	$79,708

Asset coverage per $1,000 of loan outstanding(f)	$4,319		$4,084	$3,438	$—	$—	$—

**	Net investment income allocated based on average shares method.

(a)	Amount equated to less than $0.005 per common share.

(b)	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of the period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return is not annualized for periods less than one year. Brokerage commissions are not reflected. NAV per share is determined by dividing the value of the Fund’s portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the Fund at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions.

(c)	Does not reflect the effect of dividend payments to Preferred Shareholders.

(d)	Annualized.

(e)	Calculated by subtracting the Fund’s total liabilities (not including Preferred Shares) from the Fund’s total assets and dividing this by the number of Preferred Shares outstanding.

(f)	Calculated by subtracting the Fund’s total liabilities (not including Note payable) and preferred shares from the Fund’s total assets and dividing this by the amount of note payable outstanding, and by multiplying the result by 1,000.

Convertible and High Income Fund Financial Highlights SEMIANNUAL REPORT	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Calamos Convertible and High Income Fund

We have reviewed the accompanying statement of assets and liabilities, including the schedule of investments, for Calamos Convertible and High Income Fund (the “Fund”) as of April 30, 2010, and the related statements of operations, changes in net assets, and cash flows and the financial highlights for the semi-annual period then ended. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to such interim financial statements and financial highlights for them to be in conformity with accounting principles generally accepted in the United States of America.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets of the Fund for the year ended October 31, 2009 and the financial highlights for each of the five years then ended; and in our report dated December 17, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Chicago, Illinois
June 22, 2010

30	Convertible and High Income Fund SEMIANNUAL REPORT Report of Independent Registered Public Accounting Firm

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About Closed-End Funds

What is a Closed-End Fund?
A closed-end fund is a publicly traded investment company that raises its initial investment capital through the issuance of a fixed number of shares to investors in a public offering. Shares of a closed-end fund are listed on a stock exchange or traded in the over-the-counter market. Like all investment companies, a closed-end fund is professionally managed and offers investors a unique investment solution based on its investment objective approved by the fund’s Board of Directors.

Potential Advantages of Closed-End Fund Investing
• Defined Asset Pool Allows Efficient Portfolio Management—Although closed- end fund shares trade actively on a securities exchange, this doesn’t affect the closed-end fund manager because there are no new investors buying into or selling out of the fund’s portfolio.

• More Flexibility in the Timing and Price of Trades—Investors can purchase and sell shares of closed-end funds throughout the trading day, just like the shares of other publicly traded securities.

• Lower Expense Ratios—The expense ratios of closed-end funds are oftentimes less than those of mutual funds. Over time, a lower expense ratio could enhance investment performance.

• Closed-End Structure Makes Sense for Less-Liquid Asset Classes—A closed-end structure makes sense for investors considering less-liquid asset classes, such as high-yield bonds or micro-cap stocks.

• Ability to Put Leverage to Work—Closed-end funds may issue senior securities (such as preferred shares or debentures) or borrow money to “leverage” their investment positions.

• No Minimum Investment Requirements

 OPEN-END MUTUAL FUNDS VERSUS CLOSED-END FUNDS

Open-End Fund	Closed-End Fund
Issues new shares on an ongoing basis	Issues a fixed number of shares
Issues equity shares	Can issue senior securities such as preferred shares and bonds
Sold at NAV plus any sales charge	Price determined by the marketplace
Sold through the fund’s distributor	Traded in the secondary market
Fund redeems shares at NAV calculated at the close of business day	Fund does not redeem shares

Convertible and High Income Fund About Closed-End Funds SEMIANNUAL REPORT	33

Level Rate Distribution Policy

Using a Level Rate Distribution Policy to Promote Dependable Income and Total Return
The goal of the level rate distribution policy is to provide investors a predictable, though not assured, level of cash flow, which can either serve as a stable income stream or, through reinvestment, contribute significantly to long-term total return.

We understand the importance that investors place on the stability of dividends and their ability to contribute to long-term total return, which is why we have instituted a level rate distribution policy for the Fund. Under the policy, monthly distributions paid may include net investment income, net realized short-term capital gains and, if necessary, return of capital. In addition, a limited number of distributions per calendar year may include net realized long-term capital gains. There is no guarantee that the Fund will realize capital gains in any given year. Distributions are subject to re-characterization for tax purposes after the end of the fiscal year. All shareholders with taxable accounts will receive written notification regarding the components and tax treatment for distributions via Form 1099-DIV.

Distributions from the Fund are generally subject to Federal income taxes. For purposes of maintaining the level rate distribution policy, the Fund may realize short-term capital gains on securities that, if sold at a later date, would have resulted in long-term capital gains. Maintenance of a level rate distribution policy may increase transaction and tax costs associated with the Fund.

Automatic Dividend Reinvestment Plan

Maximizing Investment with an Automatic Dividend Reinvestment Plan
The Automatic Dividend Reinvestment Plan offers a simple, cost-efficient and convenient way to reinvest your dividends and capital gains distributions in additional shares of the Fund, allowing you to increase your investment in the Fund.

Potential Benefits
• Compounded Growth: By automatically reinvesting with the Plan, you gain the potential to allow your dividends and capital gains to compound over time.

• Potential for Lower Commission Costs: Additional shares are purchased in large blocks, with brokerage commissions shared among all plan participants. There is no cost to enroll in the Plan.

• Convenience: After enrollment, the Plan is automatic and includes detailed statements for participants. Participants can terminate their enrollment at any time.

For additional information about the Plan, please contact the Plan Agent, The Bank of New York, at 800.432.8224. If you wish to participate in the Plan and your shares are held in your own name, simply call the Plan Agent. If your shares are not held in your name, please contact your brokerage firm, bank, or other nominee to request that they participate in the Plan on your behalf. If your brokerage firm, bank, or other nominee is unable to participate on your behalf, you may request that your shares be re-registered in your own name.

We’re pleased to provide our shareholders with the additional benefit of the Fund’s Dividend Reinvestment Plan and hope that it may serve your financial plan.

34	Convertible and High Income Fund SEMIANNUAL REPORT Level Rate Distribution Policy and Automatic Dividend Reinvestment Plan

The Calamos Investments Advantage

Calamos’ history is one of performing well for our clients through nearly 30 years of advances and declines in the market. We use proprietary risk-management strategies designed to control volatility, and maintain a balance between risk and reward throughout a market cycle.

Disciplined Investment Philosophy and Process

Calamos Investments has developed a proprietary research and monitoring process that goes far beyond traditional security analysis. This process applies to each of our investment strategies, with emphasis varying by strategy. When combined with the company-specific research and industry insights of our investment team, the goal is nimble, dynamic management of a portfolio that allows us to anticipate and adapt to changing market conditions. In each of our investment strategies, from the most conservative to the most aggressive, our goals include maximizing return while controlling risk, protecting principal during volatile markets, avoiding short-term market timing, and maintaining a vigilant long-term outlook.

Comprehensive Risk Management

Our approach to risk management includes continual monitoring, adherence to our discipline, and a focus on assuring a consistent risk profile during all phases of the market cycle. Incorporating qualitative and quantitative factors as well as a strong sell discipline, this risk-control policy seeks to help preserve investors’ capital over the long term.

Proven Investment Management Team

The Calamos Family of Funds benefits from our team’s decades of experience in the investment industry. We follow a one-team, one-process approach that leverages the expertise of more than 50 investment professionals, led by Co-Chief Investment Officers John P. Calamos, Sr. and Nick P. Calamos, whose investment industry experience dates back to 1970 and 1983, respectively. Through the collective industry experience and educational achievements of our research and portfolio staff, we can respond to the challenges of the market with innovative and timely ideas.

Sound Proprietary Research

Over the years, we have invested significant time and resources in developing and refining sophisticated analytical models that are the foundation of the firm’s research capabilities, which we apply in conjunction with our assessment of broad themes. We believe evolving domestic policies, the growing global economy, and new technologies present long-term investment opportunities for those who can detect them.

Convertible and High Income Fund The Calamos Investments Advantage SEMIANNUAL REPORT	35

Calamos Closed-End Funds

Intelligent Asset Allocation in Five Distinct Closed-End Funds
Depending on which Calamos closed-end fund you currently own, you may want to consider one or more of our other closed-end strategies to further diversify your investment portfolio.

Seek the advice of your financial advisor, who can help you determine your financial goals, risk tolerance, time horizon and income needs. To learn more, you can also visit our website at www.calamos.com.

Fund Asset Allocation as of 4/30/10	Fund Profile

Calamos Convertible Opportunities and Income Fund (CHI)

Providing Enhanced Fixed Income Potential

Objective: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below investment-grade (high-yield) fixed-income securities.

Calamos Convertible and High Income Fund (CHY)

Providing Enhanced Fixed Income Potential

Objective: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of convertible securities and below investment-grade (high-yield) fixed-income securities.

Calamos Global Dynamic Income Fund (CHW)

Providing Global Enhanced Fixed Income Potential

Objective: The Fund seeks to generate a high level of current income with a secondary objective of capital appreciation. The Fund has maximum flexibility to dynamically allocate among equities, fixed-income securities and alternative investments around the world.

Calamos Strategic Total Return Fund (CSQ)

Providing Total Return

Objective: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of equity, convertible and below investment-grade (high-yield) fixed-income securities.

Calamos Global Total Return Fund (CGO)

Providing Global Total Return

Objective: The Fund seeks total return through a combination of capital appreciation and current income by investing in a diversified portfolio of global equity, global convertible and below investment-grade (high-yield) fixed-income securities.

Fund asset allocations are based on total investments and may vary over time.

36	Convertible and High Income Fund SEMIANNUAL REPORT Calamos Closed-End Funds

Managing Your Calamos Funds Investments

Calamos Investments offers several convenient means to monitor, manage and feel confident about your Calamos investment choice.

PERSONAL ASSISTANCE
800.582.6959	Dial this toll-free number to speak with a knowledgeable Client Services Representative who can help answer questions or address issues concerning your Calamos Fund

YOUR FINANCIAL ADVISOR
We encourage you to talk to your financial advisor to determine how Calamos Investments can benefit your investment portfolio based on your financial goals, risk tolerance, time horizon and income needs

Go Paperless!

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You can view shareholder communications, including fund prospectuses, annual reports and other shareholder materials online long before the printed publications would have arrived by traditional mail.

Visit www.calamos.com and sign up for e-Delivery.

Visit www.calamos.com for timely fund performance, detailed fund profiles, fund news and insightful market commentary.

A description of the Calamos Proxy Voting Policies and Procedures and the Fund's proxy voting record for the 12 month period ended June 30, 2009, are available free of charge upon request by calling 800.582.6959, by visiting the Calamos website at www.calamos.com, by writing Calamos at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563. The Fund's proxy voting record is also available free of charge by visiting the SEC website at http://www.sec.gov.

The Fund files its complete list of portfolio holdings with the SEC for the first and third quarters each fiscal year on Form N-Q. The Forms N-Q are available free of charge, upon request, by calling or writing Calamos Investments at the phone number or address provided above or by visiting the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.732.0330.

On June 21, 2010, the Fund submitted a CEO annual certification to the NYSE on which the Fund's chief executive officer certified that he was not aware, as of that date, of any violation by the Fund of the NYSE's corporate governance listing standards. In addition, the Fund's report to the SEC on Form N-CSR contains certifications by the fund's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, relating to, among other things, the quality of the Fund's disclosure controls and procedures and internal control over financial reporting.

FOR 24 HOUR AUTOMATED SHAREHOLDER ASSISTANCE
800.432.8224

TO OBTAIN INFORMATION
800.582.6959

VISIT OUR WEB SITE
www.calamos.com

INVESTMENT ADVISER
Calamos Advisors LLC
2020 Calamos Court
Naperville, IL 60563-2787

CUSTODIAN AND FUND ACCOUNTING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02111

TRANSFER AGENT
The Bank of New York Mellon
P.O. Box 11258
Church Street Station
New York, NY 10286
800.524.4458

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Chicago, IL

LEGAL COUNSEL
K&L Gates LLP
Chicago, IL

CALAMOS®

2020 Calamos Court
Naperville, IL 60563-2787
800.582.6959

www.calamos.com

© 2010 Calamos Holdings LLC. All Rights Reserved.
Calamos®, Calamos Investments®, Investment strategies for your serious money® and the Calamos® logo are registered trademarks of Calamos Holdings LLC.

CHYSAN 1791 2010

ITEM 2. CODE OF ETHICS.
Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS
Included in the Report to Shareholders in Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
No material changes.
ITEM 11. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)(1) Code of Ethics - Not applicable.
(a)(2)(i) Certification of Principal Executive Officer.
(a)(2)(ii) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 24, 2010

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	June 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	June 24, 2010

By:	/s/ Nimish S. Bhatt
Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	June 24, 2010